PHOENIX CA TAX-EXEMPT BOND FUND


                Supplement dated June 27, 2007 to the Prospectus
         and Statement of Additional Information dated August 31, 2006, as supplemented December 6, 2006, December 7, 2006 and March 9, 2007


IMPORTANT NOTICE TO INVESTORS

         Effective June 27, 2007, the Phoenix CA Tax-Exempt Bond, a series of a trust by the same name ("Predecessor Fund"), has been reorganized into a fund named Phoenix CA Tax-Exempt Bond Fund, a series of Phoenix Opportunities Trust ("Successor Fund"). The Successor Fund's principal investment strategies, risks, fees and expenses, and portfolio management team are the same as those of the Predecessor Fund and remain unchanged.

         For information about the Phoenix CA Tax-Exempt Bond Fund, please refer to the Phoenix Opportunities Trust-Fixed Income Funds Prospectus dated June 27, 2007.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.




PXP 692/CATEB Reorg (06/07)